Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 96,682	¥ 124,949
Debt securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	4,993	16,499
Transfers from Level 2 to Level 1	46,485	31,764
Equity securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	3,478	4,196
Transfers from Level 2 to Level 1	¥ 23,470	5,520
Mortality and morbidity rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 44,114	40,963
Mortality and morbidity rates [member] | Long-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 42,364	39,459
Lapse rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if lapse rates were to increase or decrease from the current best estimate by 10%
Lapse rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,888	399
Lapse rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,948	472
Discount rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if the discount rates were 50 basis points higher or lower than the current best estimate
Discount rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 147,880	130,439
Discount rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	167,301	152,136
Claim ratios [member] | Short-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	725	740
Claim ratios [member] | Short-term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 725	740
Claim ratios [member] | Short-term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if claim ratios are 100 basis points higher or lower than the current assumption
Interest rate risk [member]
Disclosure of risk management [line items]
Interest rate description	if market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 517	830
Pre-tax available-for-sale reserve in equity	29,948	18,831
Interest rate risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	517	830
Pre-tax available-for-sale reserve in equity	¥ 23,795	18,831
Equity price risk [member]
Disclosure of risk management [line items]
Description of equity securities prices	if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 3,214	6,371
Pre-tax available-for-sale reserve in equity	67,436	49,804
Equity price risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	3,214	6,371
Pre-tax available-for-sale reserve in equity	¥ 84,153	49,804
Currency risk [member]
Disclosure of risk management [line items]
Interest rate description	if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains	¥ 69	645
Currency risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	927	640
Pre-tax available-for-sale reserve in equity	6,820	8,440
Currency risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	927	640
Pre-tax available-for-sale reserve in equity	¥ 6,820	¥ 8,440
Credit risk [member]
Disclosure of risk management [line items]
Percentage of corporate bonds held by the Group	99.90%	100.00%
Percentage of subordinate bonds held by the Group	100.00%	100.00%
Percentage of deposits on bank	95.60%	99.50%
Liquidity risk [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 96,682	¥ 124,949
Estimated cash out flow upon surrendered of investment contract with DPF	71,556	68,289
Estimated cash out flow upon surrendered of investment contract without DPF	299,676	242,540
Liquidity risk [member] | Not later than one year [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 88,269	86,506
Quoted prices in active markets Level 1 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	40.21%
Significant observable inputs Level 2 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	39.42%
Significant unobservable inputs Level 3 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	20.37%
Unconsolidated structured entities that the Group has sponsored but does not have interest in [member]
Disclosure of risk management [line items]
Unconsolidated structured entities, Size	¥ 608,027	633,503
Management service fee from unconsolidated structured entities	¥ 1,731	¥ 1,995